Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) from securities, tax expense		$ 0	$ 0
Cash flow hedging gains (losses), tax (benefit) expense	(3)	(3)	1
Employee benefit plans, tax expense (benefit)	$ 148	$ (67)	$ 27